FINANCIAL RISK MANAGEMENT (Details) - Schedule of sensitivity analysis - Cumulative Translation Adjustment [Member] - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of sensitivity analysis [Line Items]
Appreciation (depreciation)	(10.00%)
Positions effect on equity	$ 98,110	$ 96,660
Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of sensitivity analysis [Line Items]
Appreciation (depreciation)	10.00%
Positions effect on equity	$ (80,280)	$ (79,090)